UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09116

Van Wagoner Funds, Inc.
(Exact name of registrant as specified in charter)

3 Embarcadero Center, Suite 1120 San Francisco, CA		94111
(Address of principal executive offices)		(Zip code)

Elyce Dilworth 3 Embarcadero Center, Suite 1120 San Francisco, CA 94111
(Name and address of agent for service)

Registrant's telephone number, including area code:		415-835-5000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Van Wagoner Funds Schedule of Investments

Van Wagoner Small-Cap Growth Fund	March 31, 2007 (Unaudited)

Number		Market
of Shares		Value
COMMON STOCKS 97.76%

	Applications Software 1.82%
4,250	Nuance Communications, Inc.*	$65,068
35,000	VA Software Corp.*	141,050
		206,118

	Cellular Telecommunications 1.43%
42,500	Airspan Networks, Inc.*	161,500

	Commercial Services 0.45%
2,000	Quanta Services, Inc.*	50,440

	Communications Software 4.45%
12,500	InPhonic, Inc.*	136,250
20,000	SeaChange International, Inc.*	162,800
11,000	Smith Micro Software, Inc.*	204,930
		503,980

	Computers - Integrated Systems 3.15%
20,000	Brocade Communications Systems, Inc.*	190,400
6,000	Riverbed Technology, Inc.*	165,840
		356,240

	Computers - Memory Devices 1.36%
9,500	Isilon Systems, Inc.*	153,615

	Data Processing/Management 1.93%
13,500	CommVault Systems, Inc.*	218,700

	Decision Support Software 1.39%
10,300	Interactive Intelligence, Inc.*	156,972

	E-Commerce/Business-to-Business 1.27%
6,000	i2 Technologies, Inc.*	144,000

	E-Commerce/Services 1.17%
2,500	priceline.com, Inc.*	133,150

	E-Marketing/Information 2.33%
5,000	aQuantive, Inc.*	139,550
2,250	Digital River, Inc.*	124,312
		263,862

	Electronic Components - Semiconductors 19.48%
52,500	Applied Micro Circuits Corp.*	191,625
16,000	ARM Holdings plc ADR	125,600
60,000	Bookham, Inc.*	136,200
4,500	Diodes, Inc.*	156,825
25,000	EMCORE Corp.*	125,000
77,500	Mindspeed Technologies, Inc.*	168,175
20,000	MIPS Technologies, Inc.*	178,600
7,500	NetLogic Microsystems, Inc.*	199,650
22,800	PLX Technology, Inc.*	222,072
30,000	PMC - Sierra, Inc.*	210,300
7,000	SiRF Technology Holdings, Inc.*	194,320
16,500	Syntax-Brillian Corp.*	138,600
100,000	TranSwitch Corp.*	159,000
		2,205,967

	Internet Application Software 1.34%
9,000	Interwoven, Inc.*	152,100

	Internet Connectivity Services 2.02%
4,000	Cogent Communications Group, Inc.*	94,520
8,500	Internap Network Services Corp.*	133,875
		228,395

	Internet Infrastructure Software 2.98%
22,500	AsiaInfo Holdings, Inc.*	154,575
2,750	F5 Networks, Inc.*	183,370
		337,945

	Medical - Drugs 0.26%
7,400	Catalyst Pharmaceutical Partners, Inc.*	29,600

	Medical Products 1.11%
30,000	Alphatec Holdings, Inc.*	126,000

	Networking Products 5.29%
10,000	Acme Packet, Inc.*	147,800
7,750	Atheros Communications, Inc.*	185,457
6,500	BigBand Networks, Inc.*	117,065
11,000	Foundry Networks, Inc.*	149,270
		599,592

	Semiconductor Components - Integrated Circuits 1.56%
15,000	ANADIGICS, Inc.*	177,300

	Semiconductor Equipment 3.32%
2,750	FormFactor, Inc.*	123,063
3,000	Tessera Technologies, Inc.*	119,220
2,500	Varian Semiconductor Equipment Associates, Inc.*	133,450
		375,733

	Telecommunication Equipment 14.27%
12,500	ARRIS Group, Inc.*	176,000
10,000	Network Equipment Technologies, Inc.*	97,000
10,000	Opnext, Inc.*	147,900
11,000	Optium Corp.*	213,510
12,500	Sonus Networks, Inc.*	100,875
225,000	Sunrise Telecom, Inc.*	672,750
10,000	Symmetricom, Inc.*	83,000
72,198	WJ Communications, Inc.*	124,903
		1,615,938

	Telecommunication Equipment - Fiber Optics 11.49%
150,000	Avanex Corp.*	268,500
15,000	C-COR, Inc.*	207,900
3,500	Ciena Corp.*	97,825
47,500	Finisar Corp.*	166,250
14,360	Harmonic, Inc.*	141,015
50,000	MRV Communications, Inc.*	177,500
13,500	Oplink Communications, Inc.*	242,595
		1,301,585

	Telecommunication Services 4.79%
4,000	Cbeyond, Inc.*	117,320
5,000	Global Crossing Ltd.*	137,500
7,500	Harris Stratex Networks, Inc. - Class A*	143,925
3,000	SAVVIS, Inc.*	143,640
		542,385

	Transactional Software 1.26%
8,200	Synchronoss Technologies, Inc.*	142,680

	Transportation - Marine 0.56%
2,000	American Commercial Lines, Inc.*	62,900

	Web Hosting/Design 1.75%
1,750	Equinix, Inc.*	149,852
8,100	NaviSite, Inc.*	48,681
		198,533

	Web Portals/Internet Service Providers 2.10%
17,250	GigaMedia Ltd.*	238,395

	Wireless Equipment 3.43%
2,600	China GrenTech Corp. Ltd. ADR*	29,042
22,000	China Techfaith Wireless Communication Technology Ltd. ADR*	201,300
5,000	InterDigital Communications Corp.*	158,350
		388,692

	Total Common Stocks (Cost $9,988,093)	11,072,317

SHORT-TERM INVESTMENT 1.03%

	PNC Bank Money Market Account, 4.80%	116,580
	Total Short-Term Investment (Cost $116,580)	116,580

	Total Investments 98.79% (Cost $10,104,673) (a)	11,188,897

	Other Assets less Liabilities 1.21%	137,501

NET ASSETS	100.00%	$11,326,398

(a) Aggregate cost is $10,104,673. The gross unrealized
appreciation (depreciation) is as follows:

Gross unrealized appreciation	$1,339,143
Gross unrealized depreciation	(254,919)
Net unrealized appreciation	$1,084,224

* Non-income producing.
ADR - American Depository Receipt

Van Wagoner Funds Schedule of Investments

Van Wagoner Growth Opportunities Fund	March 31, 2007 (Unaudited)

Number		Market
of Shares		Value
COMMON STOCKS 99.29%

	Applications Software 1.76%
4,250	Nuance Communications, Inc.*	$65,067
30,000	VA Software Corp.*	120,900
		185,967

	Cellular Telecommunications 1.44%
40,000	Airspan Networks, Inc.*	152,000

	Commercial Services 1.43%
6,000	Quanta Services, Inc.*	151,320

	Communications Software 3.65%
10,000	InPhonic, Inc.*	109,000
11,000	SeaChange International, Inc.*	89,540
10,000	Smith Micro Software, Inc.*	186,300
		384,840

	Computers 2.16%
1,200	Apple, Inc.*	111,492
850	Research In Motion Ltd.*	116,016
		227,508

	Computers - Integrated Systems 3.38%
20,000	Brocade Communications Systems, Inc.*	190,400
6,000	Riverbed Technology, Inc.*	165,840
		356,240

	Computers - Memory Devices 2.93%
9,500	Isilon Systems, Inc.*	153,615
4,250	Network Appliance, Inc.*	155,210
		308,825

	Data Processing/Management 1.92%
12,500	CommVault Systems, Inc.*	202,500

	Decision Support Software 1.07%
7,400	Interactive Intelligence, Inc.*	112,776

	E-Commerce/Business-to-Business 1.14%
5,000	i2 Technologies, Inc.*	120,000

	E-Commerce/Services 1.26%
2,500	priceline.com, Inc.*	133,150

	E-Marketing/Information 1.71%
2,500	aQuantive, Inc.*	69,775
2,000	Digital River, Inc.*	110,500
		180,275

	Electronic Components - Semiconductors 18.07%
40,000	Applied Micro Circuits Corp.*	146,000
15,000	ARM Holdings plc ADR	117,750
56,500	Bookham, Inc.*	128,255
3,750	Diodes, Inc.*	130,687
25,000	EMCORE Corp.*	125,000
71,500	Mindspeed Technologies, Inc.*	155,155
16,000	MIPS Technologies, Inc.*	142,880
5,500	NetLogic Microsystems, Inc.*	146,410
20,800	PLX Technology, Inc.*	202,592
27,500	PMC - Sierra, Inc.*	192,775
6,000	SiRF Technology Holdings, Inc.*	166,560
16,500	Syntax-Brillian Corp.*	138,600
72,500	TranSwitch Corp.*	115,275
		1,907,939

	Internet Application Software 1.12%
7,000	Interwoven, Inc.*	118,300

	Internet Connectivity Services 2.09%
4,000	Cogent Communications Group, Inc.*	94,520
8,000	Internap Network Services Corp.*	126,000
		220,520

	Internet Infrastructure Software 3.92%
2,000	Akamai Technologies, Inc.*	99,840
19,000	AsiaInfo Holdings, Inc.*	130,530
2,750	F5 Networks, Inc.*	183,370
		413,740

	Medical - Drugs 0.26%
6,900	Catalyst Pharmaceutical Partners, Inc.*	27,600

	Networking Products 5.07%
8,000	Acme Packet, Inc.*	118,240
7,250	Atheros Communications, Inc.*	173,493
6,000	BigBand Networks, Inc.*	108,060
10,000	Foundry Networks, Inc.*	135,700
		535,493

	Semiconductor Components - Integrated Circuits 1.23%
11,000	ANADIGICS, Inc.*	130,020

	Semiconductor Equipment 3.36%
2,500	FormFactor, Inc.*	111,875
2,750	Tessera Technologies, Inc.*	109,285
2,500	Varian Semiconductor Equipment Associates, Inc.*	133,450
		354,610

	Telecommunication Equipment 13.20%
10,000	ARRIS Group, Inc.*	140,800
10,000	Opnext, Inc.*	147,900
8,250	Optium Corp.*	160,133
19,250	Sonus Networks, Inc.*	155,348
200,000	Sunrise Telecom, Inc.*	598,000
10,000	Symmetricom, Inc.*	83,000
62,500	WJ Communications, Inc.*	108,125
		1,393,306

	Telecommunication Equipment - Fiber Optics 12.80%
125,000	Avanex Corp.*	223,750
11,250	C-COR, Inc.*	155,925
6,500	Ciena Corp.*	181,675
42,500	Finisar Corp.*	148,750
13,000	Harmonic, Inc.*	127,660
8,500	JDS Uniphase Corp.*	129,455
42,500	MRV Communications, Inc.*	150,875
13,000	Oplink Communications, Inc.*	233,610
		1,351,700

	Telecommunication Services 4.21%
4,000	Cbeyond, Inc.*	117,320
2,500	Global Crossing Ltd.*	68,750
6,000	Harris Stratex Networks, Inc. - Class A*	115,140
3,000	SAVVIS, Inc.*	143,640
		444,850

	Telephone - Integrated 1.21%
21,000	Level 3 Communications, Inc.*	128,100

	Transactional Software 1.25%
7,600	Synchronoss Technologies, Inc.*	132,240

	Transportation - Marine 0.89%
3,000	American Commercial Lines, Inc.*	94,350

	Web Hosting/Design 1.65%
1,500	Equinix, Inc.*	128,445
7,600	NaviSite, Inc.*	45,676
		174,121

	Web Portals/Internet Service Providers 2.13%
16,250	GigaMedia Ltd.*	224,575

	Wireless Equipment 2.98%
2,100	China GrenTech Corp. Ltd. ADR*	23,457
18,000	China Techfaith Wireless Communication Technology Ltd. ADR*	164,700
4,000	InterDigital Communications Corp.*	126,680
		314,837

	Total Common Stocks (Cost $9,452,052)	10,481,702

SHORT-TERM INVESTMENT 1.69%

	PNC Bank Money Market Account, 4.80%	178,559
	Total Short-Term Investment (Cost $178,559)	178,559

	Total Investments 100.98% (Cost $9,630,611) (a)	10,660,261

	Liabilities in Excess of Other Assets (0.98)%	(103,694)

NET ASSETS	100.00%	$10,556,567

(a) Aggregate cost is $9,630,611. The gross unrealized
appreciation (depreciation) is as follows:

Gross unrealized appreciation	$1,304,025
Gross unrealized depreciation	(274,375)
Net unrealized appreciation	$1,029,650

* Non-income producing.
ADR American-Depository Receipt

Van Wagoner Funds Schedule of Investments

Van Wagoner Emerging Growth Fund	March 31, 2007 (Unaudited)

Number		Market
of Shares		Value
COMMON STOCKS 99.33%

	Applications Software 1.73%
12,500	Nuance Communications, Inc.*	$191,375
85,000	VA Software Corp.*	342,550
		533,925

	Cellular Telecommunications 1.54%
125,000	Airspan Networks, Inc.*	475,000

	Commercial Services 1.43%
17,500	Quanta Services, Inc.*	441,350

	Communications Software 3.74%
30,000	InPhonic, Inc.*	327,000
32,500	SeaChange International, Inc.*	264,550
30,000	Smith Micro Software, Inc.*	558,900
		1,150,450

	Computers 2.32%
4,000	Apple, Inc.*	371,640
2,500	Research In Motion Ltd.*	341,225
		712,865

	Computers - Integrated Systems 3.34%
60,000	Brocade Communications Systems, Inc.*	571,200
16,500	Riverbed Technology, Inc.*	456,060
		1,027,260

	Computers - Memory Devices 2.80%
25,000	Isilon Systems, Inc.*	404,250
12,500	Network Appliance, Inc.*	456,500
		860,750

	Data Processing/Management 1.84%
35,000	CommVault Systems, Inc.*	567,000

	Decision Support Software 1.03%
20,900	Interactive Intelligence, Inc.*	318,516

	E-Commerce/Business-to-Business 1.17%
15,000	i2 Technologies, Inc.*	360,000

	E-Commerce/Services 1.21%
7,000	priceline.com, Inc.*	372,820

	E-Marketing/Information 1.71%
7,500	aQuantive, Inc.*	209,325
5,750	Digital River, Inc.*	317,688
		527,013

	Electronic Components - Semiconductors 18.22%
132,500	Applied Micro Circuits Corp.*	483,625
45,000	ARM Holdings plc ADR	353,250
160,000	Bookham, Inc.*	363,200
10,500	Diodes, Inc.*	365,925
70,000	EMCORE Corp.*	350,000
210,000	Mindspeed Technologies, Inc.*	455,700
47,500	MIPS Technologies, Inc.*	424,175
16,500	NetLogic Microsystems, Inc.*	439,230
62,400	PLX Technology, Inc.*	607,776
80,000	PMC - Sierra, Inc.*	560,800
17,500	SiRF Technology Holdings, Inc.*	485,800
45,000	Syntax-Brillian Corp.*	378,000
215,000	TranSwitch Corp.*	341,850
		5,609,331

	Enterprise Software/Services 0.81%
15,000	Taleo Corp. - Class A*	248,700

	Internet Application Software 1.10%
20,000	Interwoven, Inc.*	338,000

	Internet Connectivity Services 2.05%
10,000	Cogent Communications Group, Inc.*	236,300
25,000	Internap Network Services Corp.*	393,750
		630,050

	Internet Infrastructure Software 3.83%
6,000	Akamai Technologies, Inc.*	299,520
55,000	AsiaInfo Holdings, Inc.*	377,850
7,500	F5 Networks, Inc.*	500,100
		1,177,470

	Medical - Drugs 0.28%
21,500	Catalyst Pharmaceutical Partners, Inc.*	86,000

	Networking Products 4.98%
22,500	Acme Packet, Inc.*	332,550
20,000	Atheros Communications, Inc.*	478,600
17,500	BigBand Networks, Inc.*	315,175
30,000	Foundry Networks, Inc.*	407,100
		1,533,425

	Semiconductor Components - Integrated Circuits 1.15%
30,000	ANADIGICS, Inc.*	354,600

	Semiconductor Equipment 3.34%
7,500	FormFactor, Inc.*	335,625
8,000	Tessera Technologies, Inc.*	317,920
7,000	Varian Semiconductor Equipment Associates, Inc.*	373,660
		1,027,205

	Telecommunication Equipment 12.01%
30,000	ARRIS Group, Inc.*	422,400
25,000	Opnext, Inc.*	369,750
25,000	Optium Corp.*	485,250
55,000	Sonus Networks, Inc.*	443,850
580,000	Sunrise Telecom, Inc.*	1,734,200
25,000	Symmetricom, Inc.*	207,500
19,100	WJ Communications, Inc.*	33,043
		3,695,993

	Telecommunication Equipment - Fiber Optics 13.25%
375,000	Avanex Corp.*	671,250
35,000	C-COR, Inc.*	485,100
20,000	Ciena Corp.*	559,000
130,000	Finisar Corp.*	455,000
37,100	Harmonic, Inc.*	364,322
25,000	JDS Uniphase Corp.*	380,750
125,000	MRV Communications, Inc.*	443,750
40,000	Oplink Communications, Inc.*	718,800
		4,077,972

	Telecommunication Services 4.00%
10,500	Cbeyond, Inc.*	307,965
7,000	Global Crossing Ltd.*	192,500
17,500	Harris Stratex Networks, Inc. - Class A*	335,825
8,250	SAVVIS, Inc.*	395,010
		1,231,300

	Telephone - Integrated 1.29%
65,000	Level 3 Communications, Inc.*	396,500

	Transactional Software 1.25%
22,200	Synchronoss Technologies, Inc.*	386,280

	Transportation - Marine 0.92%
9,000	American Commercial Lines, Inc.*	283,050

	Web Hosting/Design 1.68%
4,500	Equinix, Inc.*	385,335
22,115	NaviSite, Inc.*	132,911
		518,246

	Web Portals/Internet Service Providers 2.25%
50,000	GigaMedia Ltd.*	691,000

	Wireless Equipment 3.06%
5,873	China GrenTech Corp. Ltd. ADR*	65,601
52,500	China Techfaith Wireless Communication Technology Ltd. ADR*	480,375
12,500	InterDigital Communications Corp.*	395,875
		941,851

	Total Common Stocks (Cost $26,898,571)	30,573,922

SHORT-TERM INVESTMENT 0.10%

	PNC Bank Money Market Account, 4.80%	31,584
	Total Short-Term Investment (Cost $31,584)	31,584

	Total Investments 99.43% (Cost $26,930,155) (a)	30,605,506

	Other Assets less Liabilities 0.57%	174,628

NET ASSETS	100.00%	$30,780,134

(a) Aggregate cost is $26,930,155. The gross unrealized
appreciation (depreciation) is as follows:

Gross unrealized appreciation	$4,262,745
Gross unrealized depreciation	(587,394)
Net unrealized appreciation	$3,675,351

* Non-income producing.
ADR American-Depository Receipt

Van Wagoner Funds Schedule of Investments (In Liquidation)

Van Wagoner Post-Venture Fund	March 31, 2007 (Unaudited)

		Market Value
SHORT-TERM INVESTMENT 100.13%

	PNC Bank Money Market Account, 4.80%	$1,996,921
	Total Short-Term Investment (Cost $1,996,921)	1,996,921

	Total Investments 100.13% (Cost $1,996,921) (a)	1,996,921

	Liabilities in Excess of Other Assets (0.13)%	(2,548)

NET ASSETS	100.00%	$1,994,373

(a) Aggregate cost is $1,996,921. The gross unrealized
appreciation (depreciation) is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

Van Wagoner Funds Schedule of Investments (In Liquidation)

Van Wagoner Mid-Cap Growth Fund	March 31, 2007 (Unaudited)

		Market Value
SHORT-TERM INVESTMENT 101.15%

	PNC Bank Money Market Account, 4.80%	$1,044,471
	Total Short-Term Investment (Cost $1,044,471)	1,044,471

	Total Investments 101.15% (Cost $1,044,471) (a)	1,044,471

	Liabilities in Excess of Other Assets (1.15)%	(11,903)

NET ASSETS	100.00%	$1,032,568

(a) Aggregate cost is $1,044,471. The gross unrealized
appreciation (depreciation) is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

Van Wagoner Funds Schedule of Investments (In Liquidation)

Van Wagoner Technology Fund	March 31, 2007 (Unaudited)

		Market Value
SHORT-TERM INVESTMENT 100.21%

	PNC Bank Money Market Account, 4.80%	$1,797,515
	Total Short-Term Investment (Cost $1,797,515)	1,797,515

	Total Investments 100.21% (Cost $1,797,515) (a)	1,797,515

	Liabilities in Excess of Other Assets (0.21)%	(3,845)

NET ASSETS	100.00%	$1,793,670

(a) Aggregate cost is $1,797,515. The gross unrealized
appreciation (depreciation) is as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

NOTES TO SCHEDULES OF INVESTMENTS

Van Wagoner Funds, Inc.

March 31, 2007 (unaudited)

Investment Valuation – Securities held by the Funds are valued based on their current market value. Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Securities for which there were no transactions are valued at the closing bid prices. Securities sold short for which there were no transactions are valued at the closing ask prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Company calculates net asset value, the Adviser (or independent directors in the case of private equity securities) will determine the security’s fair value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2007.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2006 as follows:

Date of Expiration	Small-Cap Growth	Growth Opportunities	Emerging Growth	Post- Venture	Mid-Cap Growth	Technology
2008	$—	$—	$—	$102,677,255	$24,341,154	$47,832,692
2009	—	—	237,144,194	208,568,549	119,593,823	188,389,347
2010	24,086,621	—	174,822,268	167,738,630	56,452,576	132,184,745
2011	19,406,798	—	73,869,977	49,142,144	7,417,678	37,716,740
2012	5,158,565	20,460	23,566,789	9,057,950	3,856,091	7,074,062
2013	679,356	—	9,299,078	4,860,259	2,323,021	4,295,919
Total	$49,331,340	$20,460	$518,702,306	$542,044,787	$213,984,343	$417,493,505

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Van Wagoner Funds, Inc.

By (Signature and Title)*	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Chief Executive Officer & Chief Financial
Officer
(principal executive officer)

Date	May 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elyce D. Dilworth
Elyce D. Dilworth, Chief Executive Officer & Chief Financial
Officer
(principal executive officer & principal financial officer)

Date	May 11, 2007

* Print the name and title of each signing officer under his or her signature.